Tax (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Tax [Abstract]
Schedule of Taxation on Profit Comprises Income Tax and Social Contribution	In Brazil, taxation on profit comprises income tax and social contribution, as described below:
	09/30/2025	09/30/2024
IRPJ	—	(1.843)
CSLL	—	(1,099)
Total	—	(2,942)
In Brazil, taxation on profit comprises income tax and social contribution, as described below:
	12/31/2024	12/31/2023
IRPJ	(1,843)	(963)
CSLL	(1,099)	(566)
Total	(2,942)	(1,529)

Schedule of Revenues from Sales	Revenues from sales in Brazil are subject to the following taxes and contributions, at the following basic rates:
ICMS – Tax on Circulation of Goods and Services	18%
COFINS – Social Security Contribution	7.60%
PIS – Social Integration Program	1.65%
IPI – Tax on Industrialized Products	5%
ISSQN – Tax on Services of Any Nature	5%
Revenues from sales in Brazil are subject to the following taxes and contributions, at the following basic rates:
ICMS – Tax on Circulation of Goods and Services	18%
COFINS – Social Security Contribution	7,60%
PIS – Social Integration Program	1,65%
IPI – Tax on Industrialized Products	5%
ISSQN – Tax on Services of Any Nature	5%